GROUP COMPANIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
GROUP COMPANIES

31.	GROUP COMPANIES

List of most significant fully consolidated companies:

Country	Company name	Ownership %
Argentina	CERVECERÍA Y MALTERIA QUILMES SAICA Y G	99.83%
	MALTERÍA PAMPA S.A.	100.00%
Bolivia	CERVECERÍA BOLIVIANA NACIONAL S.A.	85.34%
Brazil	AMBEV S.A.	Consolidating
	AROSUCO AROMAS E SUCOS LTDA.	100.00%
	CRBS S.A.	100.00%
Canada	CERBUCO BREWING	100.00%
	LABATT BREWING COMPANY LTD.	100.00%
Chile	CERVECERÍA CHILE S.A.	100.00%
Cuba	CERVECERIA BUCANERO S.A	50.00%
Spain	JALUA SPAIN, S.L.	100.00%
Luxembourg	AMBEV LUXEMBOURG	100.00%
Malta	ARLC LIMITED	100.00%
Paraguay	CERVECERÍA PARAGUAYA S.A.	87.36%
Dominican Republic	CERVECERÍA NACIONAL DOMINICANA, S.A.	97.11%
Uruguay	LINTHAL S.A.	100.00%
	CERVECERÍA Y MALTERIA PAYSANDU S.A.	100.00%
	MALTERÍA URUGUAY S.A	100.00%
	MONTHIERS S.A.	100.00%
Panama	CERVECERÍA NACIONAL S. DE R.L.	100.00%